SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total	$ 1,300	$ 142	$ 421
Sale Of Products [Member]
Disaggregation of Revenue [Line Items]
Total	1,034	142	219
Services [Member]
Disaggregation of Revenue [Line Items]
Total	$ 266		$ 202